Accrued Expenses (Details 1) (USD $)	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Accrued Expenses Details
Accrued royalties	$ 7,077		$ 714,400
Accrued taxes - foreign and domestic	108,247	203,941	262,880
Accrued interest	1,076,010	504,124	27,394
Accrued payroll, taxes and employee benefits	552,268	822,847	473,179
Accrued consulting	133,650	267,300	317,300
Accrued outside services	11,458	23,562	33,022
Accrued travel costs	35,000	96,922
Accrued settlement costs	50,000	52,000	76,000
Accrued board of directors fees	240,000	120,000	68,090
Accrued cellular costs	48,150	25,000	55,000
Accrued legal costs	100,000	6,454	57,001
Accrued warranty and manufacturing costs	17,092	14,031	30,622
Accrued other expenses	497,706	277,376	65,903
Total accrued expenses	$ 2,876,658	$ 2,413,557	$ 2,180,791